JPMorgan Emerging Markets Debt Fund Investment Objectives and Goals - R5 R6 Shares [Member] - JPMorgan Emerging Markets Debt Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R5/JEMRX; R6/JEMVX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.